INCOME TAX (Tables)	12 Months Ended
Jul. 31, 2016
Income Tax Tables
Schedule of Deferred Tax Assets and Change in Valuation Allowance

The Company’s deferred tax assets, and valuation allowance are as follows (“NOL” denotes Net Operating Loss):

Year Ended	Estimated NOL Carry-Forward $	NOL expires	Estimated Tax Benefit from NOL (2) $	Valuation Allowance from NOL Benefit $	Net Tax Benefit
2007	22,659	2027	7,704	(7,704)	-
2008	57,226	2028	19,456	(19,456)	-
2009	36,149	2029	12,291	(12,291)	-
2010	24,511	2030	8,334	(8,334)	-
2011	229,394	2031	77,994	(77,994)	-
2012	103,503	2032	35,191	(35,191)	-
2013	164,675	2033	55,990	(55,990)	-
2014	23,158	2034	7,874	(7,874)	-
2015	62,213	2035	21,152	(21,152)	-
2016 (1)	1,062,263	2036	361,169	(361,169)
Total	1785,751		607,155	(607,155)	-